CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows related to operating activities
Income from continuing operations	$ 757.3	$ 693.4	$ 693.6
Adjustments for:
Depreciation of property, plant and equipment	516.0	542.4	586.8
Amortization of intangible assets	142.4	136.7	122.6
Depreciation of right-of-use assets	41.2	38.7	34.4
Loss on valuation and translation of financial instruments	0.8	0.4	1.2
Impairment of assets	2.9	0.8	8.4
Loss on debt refinancing		40.1
Amortization of financing costs	5.8	6.1	5.8
Deferred income taxes	(65.5)	(55.2)	(0.6)
Other	(1.4)	0.5	(2.0)
Cash flows before non-cash balances	1,399.5	1,403.9	1,450.2
Net change in non-cash balances related to operating activities	(49.0)	(163.5)	1.6
Cash flows provided by continuing operating activities	1,350.5	1,240.4	1,451.8
Cash flows related to investing activities
Additions to property, plant and equipment	(369.7)	(407.2)	(429.2)
Deferred subsidies (used) received to finance additions to property, plant and equipment	(123.1)	162.4
Property plant and equipment additions and deferred subsidies (used) received	(492.8)	(244.8)	(429.2)
Additions to intangible assets	(75.1)	(986.1)	(180.2)
Business acquisitions	1.4	(6.7)	(32.9)
Proceeds from disposals of assets	7.0	7.7	3.5
Other	(0.3)	(0.8)	(0.6)
Cash flows used in continuing investing activities	(559.8)	(1,230.7)	(639.4)
Cash flows related to financing activities
Net change in bank indebtedness	0.4		(7.1)
Net change under revolving facility, net of financing costs	(209.6)	285.0	(89.3)
Issuance of long-term debt, net of financing costs		1,986.8
Repayment of long-term debt		(1,023.3)
Repayment of lease liabilities	(42.1)	(39.4)	(39.4)
Settlement of hedging contracts		185.2
Dividends	(671.0)	(585.0)	(611.0)
Dividends paid to non-controlling interests	(0.2)	(0.1)	(0.2)
Issuance of common shares			6.8
Reduction of paid-up capital		(720.0)
Cash flows (used in) provided by continuing financing activities	(922.5)	89.2	(740.2)
Cash flows (used in) provided by continuing operations	(131.8)	98.9	72.2
Cash flows used in discontinued operations			(0.6)
Cash, cash equivalents and restricted cash at beginning of the year	172.9	74.0	2.4
Cash, cash equivalents and restricted cash at end of the year	41.1	172.9	74.0
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(87.1)	(201.3)	(53.9)
Contract assets	86.4	91.5	(25.7)
Amounts receivable from and payable to affiliated corporations	10.6	16.3	2.4
Inventories	(93.1)	(33.5)	10.6
Accounts payable, accrued charges and provisions	44.1	2.5	40.9
Income taxes	(11.0)	(22.7)	72.3
Deferred revenue	(7.4)	13.9	(27.8)
Defined benefit plans	(1.8)	(1.7)	9.7
Other	10.3	(28.5)	(26.9)
Net change in non-cash balances related to operating activities	(49.0)	(163.5)	1.6
Interest and taxes reflected as operating activities
Cash interest payments	242.0	244.8	211.7
Cash income tax payments (net of refunds)	$ 273.7	$ 257.5	$ 115.8